Transactions with related parties	12 Months Ended
Dec. 31, 2020
Transactions with related parties
Transactions with related parties

Note 27. Transactions with related parties

SEK defines related parties to the Parent Company and the Group as:

the shareholder, i.e., the Swedish government
companies and organizations that are controlled through a common owner, the Swedish government subsidiaries
key management personnel
other related parties

The Swedish government owns 100 percent of the Company’s share capital. By means of direct guarantees extended by the Swedish Export Credits Guarantee Board, EKN, 39 percent (Year-end 2019:  38 percent) of the Company’s loans outstanding on December 31, 2020 were guaranteed by the Swedish government. The remuneration to EKN for the guarantees paid by SEK during 2020 amounted to Skr 26 million (2019: Skr 0 million). SEK administers, in return for compensation, the Swedish system for officially supported export credits (CIRR system), and the government’s previous concessionary credits system, refer to note 1 and note 24.

SEK has a Skr 200 billion credit facility with the Swedish National Debt Office, which can be used for State’s export credit support (CIRR) or commercial export financing up to Skr 15 billion. In February 2021, the credit facility was extended for 2021. SEK has utilized Skr 10 billion of the credit facility by December 2020.

SEK enters into transactions in the ordinary course of business with entities that are partially or wholly owned or controlled by the State. SEK also extends export credits,  in the form of direct or pass-through loans, to entities related to the State. Transactions with such counterparties are conducted on the same terms, including interest rates and repayment schedules, as transactions with unrelated parties. The Group’s and the Parent Company’s transactions do not differ significantly. There are no internal transactions between the Parent Company and the subsidiary. For further information see Note 1 (b), Basis of consolidation and Note 15.

Key management personnel include the following positions:

The Board of Directors

The Chief Executive Officer

Other executive directors

For information about remuneration and other benefits to key management personnel see note 5, Personnel expenses.

Other related parties include close family members of key management personnel as well as companies which are controlled by key management personnel of SEK or controlled by close family members to key management personnel. The following tables further summarize the Group’s transactions with its related parties:

	2020
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	2,500	—	—	—	2,500	—
Treasuries/government bonds	9,573	-21	—	0	9,573	-21
Other interest-bearing securities except loans	—	—	—	2	—	2
Loans in the form of interestbearing securities	—	—	2,600	31	2,600	31
Loans to credit institutions	—	—	2,108	45	2,108	45
Loans to the public	—	—	1,025	27	1,025	27
Settlement claim against the State[1]	12,359	—	—	—	12,359	—
Total	24,432	-21	5,733	105	30,165	84
Borrowing from the public	10,000	—	—	—	10,000	10
Other liabilities	95	—	—	10	95	—
Total	10,095	—	—	10	10,095	10

	2019
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	—	—	—	—	—	—
Treasuries/government bonds	2,191	16	—	—	2,191	16
Other interest-bearing securities except loans	—	—	600	-4	600	-4
Loans in the form of interestbearing securities	—	—	1,699	21	1,699	21
Loans to credit institutions	—	—	2,665	87	2,665	87
Loans to the public	—	—	2,056	53	2,056	53
Settlement claim against the State[1]	9,124	—	—	—	9,124	—
Total	11,315	16	7,020	157	18,335	173
Borrowing from the public	—	—	—	—	—	—
Other liabilities	24	—	—	—	24	—
Total	24	—	—	—	24	—
1	For information about “Settlement claim against State” see note 16 and note 24.